Risks and Uncertainties (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 001 | PepsiCo common stock
EBP, Risk and Uncertainty [Line Items]
Percentage of net assets available for benefits invested in common stock	7.00%	9.00%